Tax Status	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Tax Status [Line Items]
Tax Status	Tax Status
Effective October 3, 2022, the Plan Sponsor adopted the Pre-Approved Defined Contribution Plan sponsored by Bank of America Merrill Lynch, (the “Pre-Approved Plan”). The Pre-Approved Plan received an opinion letter dated June 30, 2020 in which the Internal Revenue Service (“IRS”) stated that the Pre-Approved Plan was in compliance with the applicable requirements of the Internal Revenue Code (“Code”). In addition, the opinion letter stated that an employer who adopts this Pre-Approved Plan may rely on the opinion letter with respect to the qualification under the Code. Therefore, Plan management believes that the Plan is designed and being operated in compliance with the applicable provisions of the Code.

GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more-likely-than-not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions, however, there are currently no audits for any tax periods in progress.